Other Payables	12 Months Ended
Dec. 31, 2017
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Other Payables
21.	OTHER PAYABLES

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

Accrued salary and bonus	$6,606,406	$7,292,254	$246,027
Payables for property, plant and equipment	5,605,528	4,623,268	155,981
Accrued employees’ compensation and remuneration to directors	2,400,778	2,568,880	86,669
Accrued employee insurance	617,419	657,176	22,172
Accrued utilities	410,796	417,257	14,077
Payables for patents and acquired specific technology (Note 35)	120,938	93,000	3,138
Others	5,760,169	5,726,052	193,187

	$21,522,034	$21,377,887	$721,251